Note 25 Medical benefits commitments (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Medical benefits commitments [Line Items]
Medical benefits commitments		€ 1,562	€ 1,580
Medical benefits commitments		1,377	1,562	€ 1,580
Present value of defined benefit obligation [member]
Medical benefits commitments [Line Items]
Medical benefits commitments		1,562	1,580	1,114
Medical benefits commitments		1,377	1,562	1,580
Present value of defined benefit obligation [member] | Current service cost [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		24	21	21
Present value of defined benefit obligation [member] | Interest income or expense [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		131	117	119
Present value of defined benefit obligation [member] | Contributions by plan participants [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Present value of defined benefit obligation [member] | Employer contributions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Present value of defined benefit obligation [member] | Past service cost [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year	[1]	(5)	(8)	0
Present value of defined benefit obligation [member] | Remeasurements [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(377)	95	298
Present value of defined benefit obligation [member] | Return of plan assets [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year	[2]	0	0	0
Present value of defined benefit obligation [member] | From changes in demographic assumptions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(115)	0	0
Present value of defined benefit obligation [member] | From changes in financial assumptions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(257)	110	311
Present value of defined benefit obligation [member] | Other actuarial gains and losses [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(4)	(15)	(13)
Present value of defined benefit obligation [member] | Benefit payments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(49)	(37)	(39)
Present value of defined benefit obligation [member] | Settlements payments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Present value of defined benefit obligation [member] | Business combinations [member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Present value of defined benefit obligation [member] | Effect on changes in foreign exchange rates [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		90	(207)	68
Present value of defined benefit obligation [member] | Other effects Post employment commitments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	(1)
Plan assets [member]
Medical benefits commitments [Line Items]
Medical benefits commitments		1,484	1,532	1,146
Medical benefits commitments		1,494	1,484	1,532
Plan assets [member] | Current service cost [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | Interest income or expense [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		129	120	123
Plan assets [member] | Contributions by plan participants [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | Employer contributions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		1	22	0
Plan assets [member] | Past service cost [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year	[1]	0	0	0
Plan assets [member] | Remeasurements [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(119)	66	224
Plan assets [member] | Return of plan assets [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year	[2]	(119)	66	224
Plan assets [member] | From changes in demographic assumptions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | From changes in financial assumptions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | Other actuarial gains and losses [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | Benefit payments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(48)	(37)	(39)
Plan assets [member] | Settlements payments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | Business combinations [member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(39)	(19)	7
Plan assets [member] | Effect on changes in foreign exchange rates [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		86	(201)	71
Plan assets [member] | Other effects Post employment commitments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Net liability asset [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments		77	48	(32)
Medical benefits commitments		(116)	77	48
Net liability asset [Member] | Current service cost [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		24	21	21
Net liability asset [Member] | Interest income or expense [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		2	(3)	(4)
Net liability asset [Member] | Contributions by plan participants [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Net liability asset [Member] | Employer contributions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(1)	(22)	0
Net liability asset [Member] | Past service cost [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year	[1]	(5)	(8)	0
Net liability asset [Member] | Remeasurements [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(257)	30	74
Net liability asset [Member] | Return of plan assets [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year	[2]	119	(66)	(224)
Net liability asset [Member] | From changes in demographic assumptions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(115)	0	0
Net liability asset [Member] | From changes in financial assumptions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(257)	110	311
Net liability asset [Member] | Other actuarial gains and losses [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(4)	(15)	(13)
Net liability asset [Member] | Benefit payments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	(1)
Net liability asset [Member] | Settlements payments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Net liability asset [Member] | Business combinations [member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		39	19	(7)
Net liability asset [Member] | Effect on changes in foreign exchange rates [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		4	(6)	(2)
Net liability asset [Member] | Other effects Post employment commitments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		€ 0	€ 0	€ 0

[1]	(*) Including gains and losses arising from settlements.
[2]	(**) Excluding interest, which is recorded under "Interest income or expense".